RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Long-term accrued expenses		$ 943
Long-term notes payable - subordinated		30,200
Long-term notes payable, net of discount of $-0- and $161, respectively		7,694
Total related party liabilities	$ 0	$ 38,837